Schedule of Investments (unaudited)
July 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Western Asset Global Corporate Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 119.8%
Communication Services — 17.2%
Diversified Telecommunication Services — 5.8%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,210,000	$767,134 (a)(b)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	168,255	170,716 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	160,061	155,497 (a)
Comcast Corp., Senior Notes	4.200%	8/15/34	930,000	843,961 (b)
Galaxy Helios Data Centers II LLC, Senior Secured Notes	9.875%	8/1/31	830,000	833,133 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	350,000	239,334
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	270,000	281,122 (a)
Level 3 Financing Inc., Senior Notes	7.500%	2/15/37	330,000	328,062 (a)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	600,000	646,457 (b)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000	433,090 (b)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	190,000	197,574 (a)
Total Diversified Telecommunication Services				4,896,080
Entertainment — 3.5%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	590,000	411,525
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	710,000	699,756 (a)(b)
Netflix Inc., Senior Notes	6.375%	5/15/29	110,000	114,862 (b)
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	90,000	94,868 (a)
OAK-Eagle Acquireco Inc., Senior Secured Notes	6.250%	7/1/33	150,000 EUR	181,216 (a)
OAK-Eagle Acquireco Inc., Senior Secured Notes	7.250%	7/1/33	90,000	93,327 (a)
Pinewood Finco PLC, Senior Secured Notes	6.000%	3/27/30	690,000 GBP	929,758 (a)(b)
Pioneer Opco LLC, Senior Secured Notes	7.000%	5/15/33	90,000	90,982 (a)
Walt Disney Co., Senior Notes	2.650%	1/13/31	320,000	293,562 (b)
Total Entertainment				2,909,856
Interactive Media & Services — 0.3%
Sopaipilla Investor LLC, Senior Secured Notes	7.534%	11/30/48	250,000	259,437 (a)
Media — 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	230,000	218,966 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	225,598 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	300,000	177,504
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	360,000	317,802
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	200,000	109,310
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	270,000	282,390 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	530,000	542,858 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	888,650	961,735 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	40,000	31,408 (a)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	540,000	537,702 (a)
Total Media				3,405,273
Wireless Telecommunication Services — 3.5%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	450,000	457,978 (b)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	280,000	$163,323 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	270,000	154,718 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	520,000	294,859 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	740,000	414,516 (a)(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	104,750 (b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	860,000	802,582 (b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	480,000 GBP	530,797 (a)
Total Wireless Telecommunication Services				2,923,523

Total Communication Services				14,394,169
Consumer Discretionary — 14.9%
Automobile Components — 1.5%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	460,000	453,306 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	180,000	185,690 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	600,000	589,823 (a)
Total Automobile Components				1,228,819
Automobiles — 1.7%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	310,000	326,167 (b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,370,000	1,153,485 (a)(b)
Total Automobiles				1,479,652
Broadline Retail — 2.7%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	980,000	1,046,973 (a)(b)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	900,000	821,391 (b)
Prosus NV, Senior Notes	4.193%	1/19/32	400,000	375,889 (b)(c)
Total Broadline Retail				2,244,253
Hotels, Restaurants & Leisure — 5.5%
Carnival Ltd., Senior Notes	1.000%	10/28/29	1,150,000 EUR	1,220,475 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	700,000	684,957 (a)(b)
Gaia Purchaser Inc., Senior Secured Notes	7.625%	7/15/33	170,000	170,612 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	40,378
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	530,000	511,152 (b)
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	310,000	315,922
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	420,000	436,314 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	600,000	567,319
Sands China Ltd., Senior Notes	3.250%	8/8/31	500,000	452,435
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	197,788 (a)
Total Hotels, Restaurants & Leisure				4,597,352
Household Durables — 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	238,000	238,491 (b)
Specialty Retail — 3.2%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	320,000	322,649 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	560,000	589,155 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	270,000	262,162 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	1,190,000	1,165,820 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	330,000	331,302 (a)
Total Specialty Retail				2,671,088

Total Consumer Discretionary				12,459,655
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 3.6%
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	830,000	$789,806 (b)
Food Products — 2.3%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	3.750%	12/1/31	300,000	278,786 (b)
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	1,300,000	1,314,713 (b)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	50,000	44,039 (b)
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	310,000	317,083 (a)
Total Food Products				1,954,621
Tobacco — 0.3%
Altria Group Inc., Senior Notes	2.450%	2/4/32	150,000	130,678 (b)
Reynolds American Inc., Senior Notes	5.850%	8/15/45	140,000	132,732 (b)
Total Tobacco				263,410

Total Consumer Staples				3,007,837
Energy — 16.2%
Energy Equipment & Services — 1.1%
Beusa Investments LLC, Senior Notes	7.000%	8/1/31	300,000	293,347 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	380,000	391,278 (a)
Oceaneering International Inc., Senior Notes	6.875%	7/15/34	230,000	235,452 (a)
Total Energy Equipment & Services				920,077
Oil, Gas & Consumable Fuels — 15.1%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	250,000	238,669 (b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	138,971 (b)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	680,000	683,537 (a)(b)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	120,000	123,885 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	400,000	384,050 (b)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	320,000	307,105 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	890,000	707,481
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	240,000	240,971 (d)(e)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	820,000	803,364 (a)(b)
Hess Midstream Operations LP, Senior Notes	4.250%	2/15/30	350,000	335,327 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	250,000	252,934 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	889,653 (a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	200,000	226,920 (a)(b)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	200,000	200,303 (a)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	260,000	191,906 (b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	110,000	107,984
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	652,736 (b)
Saturn Oil & Gas Inc., Senior Notes	8.500%	7/30/31	510,000	511,730 (a)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	800,000	671,203 (a)(b)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	650,000	598,983 (a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	292,000	289,842 (a)(b)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	550,000	$482,828 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.000%	5/1/36	330,000	326,307 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,160,000	1,156,085 (a)(b)(d)(e)
Venture Global LNG Inc., Senior Secured Notes	6.625%	6/15/36	130,000	127,484 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	240,000	266,129 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	50,000	52,361 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	905,000	872,236 (b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	209,428 (b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	140,000	154,504 (b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	429,920 (b)
Total Oil, Gas & Consumable Fuels				12,634,836

Total Energy				13,554,913
Financials — 29.8%
Banks — 14.5%
Banco de Chile, Senior Notes	2.990%	12/9/31	700,000	629,747 (a)
Banco de Credito e Inversiones SA, Senior Notes	2.875%	10/14/31	700,000	623,289 (a)
Banco Santander SA, Junior Subordinated Notes (7.250% to 6/3/36 then 5 year Treasury Constant Maturity Rate + 2.837%)	7.250%	12/3/35	600,000	601,941 (d)(e)
Banco Santander SA, Subordinated Notes (5.750% to 8/23/28 then EUR 5 year Swap Rate + 2.850%)	5.750%	8/23/33	400,000 EUR	477,936 (b)(c)(e)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	910,000	913,648 (b)(d)(e)
Bank of Nova Scotia, Senior Notes	2.450%	2/2/32	400,000	350,451 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	679,397 (b)(e)
BNP Paribas SA, Junior Subordinated Notes (7.200% to 4/17/36 then 5 year Treasury Constant Maturity Rate + 2.942%)	7.200%	4/17/36	200,000	198,669 (a)(d)(e)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	500,000	502,540 (a)(b)(e)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	300,000	296,051 (a)(b)(e)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	160,000	160,833 (d)(e)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	130,000	131,342 (d)(e)
Danske Bank A/S, Subordinated Notes (4.625% to 5/14/29 then EURIBOR 5 year ICE Swap Rate + 1.950%)	4.625%	5/14/34	400,000 EUR	471,178 (c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,320,000	1,333,430 (b)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.750% to 5/18/33 then 5 year Treasury Constant Maturity Rate + 2.513%)	6.750%	11/18/32	420,000	417,075 (d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 7/1/31 then 5 year Treasury Constant Maturity Rate + 2.080%)	6.100%	7/1/31	210,000	209,250 (d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	200,000	203,204 (b)(d)(e)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	1,440,000	1,286,729 (b)(e)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,150,000	$1,213,999 (b)(d)(e)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	650,000	601,330 (b)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	400,000	404,173 (b)(e)
Ueno Bank SA, Senior Notes	6.700%	3/6/31	230,000	211,432 (a)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	260,000	259,989 (d)(e)
Total Banks				12,177,633
Capital Markets — 6.2%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	700,000	646,909 (b)(d)(e)
Credit Suisse AG AT1 Claim	—	—	3,900,000	0 *(f)(g)(h)
Currenta Group Holdings Sarl, Senior Secured Notes	5.500%	5/15/30	160,000 EUR	186,780 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.500% to 8/10/31 then 5 year Treasury Constant Maturity Rate + 2.175%)	6.500%	8/10/31	260,000	258,176 (d)(e)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,500,000	2,472,337 (e)(i)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	900,000	831,733 (b)(e)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	400,000	400,170 (a)(d)(e)
UBS Group AG, Senior Notes	4.875%	5/15/45	470,000	408,788 (b)
Total Capital Markets				5,204,893
Consumer Finance — 0.5%
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.503%	1/15/56	460,000	456,023 (a)(e)
Financial Services — 5.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000	3,058,569 (i)
Block Inc., Senior Notes	6.000%	8/15/33	320,000	317,593 (a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	300,000	309,784 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	360,000	363,115 (a)(b)
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	440,000	444,028 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	340,000	321,148 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	8.750%	1/15/32	110,000	108,380 (a)
Total Financial Services				4,922,617
Insurance — 1.9%
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	420,000	425,223 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	100,000	108,997 (a)(b)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Subordinated Notes (3.250% to 5/26/29 then 3 mo. EURIBOR + 3.400%)	3.250%	5/26/49	500,000 EUR	570,169 (b)(c)(e)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	460,000	$453,960 (a)
Total Insurance				1,558,349
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	320,000	307,036 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	330,000	341,337 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				648,373

Total Financials				24,967,888
Health Care — 6.2%
Biotechnology — 0.3%
Amgen Inc., Senior Notes	2.450%	2/21/30	300,000	276,703 (b)
Health Care Providers & Services — 4.0%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	260,000	250,964 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	360,000	380,177 (a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	500,000	477,585 (b)
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	400,203 (b)
HCA Inc., Senior Notes	3.500%	9/1/30	550,000	518,533 (b)
Humana Inc., Senior Notes	5.875%	3/1/33	200,000	203,451 (b)
LifePoint Health Inc., Senior Secured Notes	7.000%	5/1/34	330,000	308,477 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	310,000	314,158 (a)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	500,000	451,236 (b)
Total Health Care Providers & Services				3,304,784
Pharmaceuticals — 1.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	590,000	603,607 (a)(b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	620,000	616,900 (a)(b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	70,000	55,038 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	240,000	239,283 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	100,000	73,765
Total Pharmaceuticals				1,588,593

Total Health Care				5,170,080
Industrials — 11.3%
Aerospace & Defense — 1.0%
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	600,000	581,361 (a)(b)
Boeing Co., Senior Notes	3.625%	2/1/31	300,000	282,863 (b)
Total Aerospace & Defense				864,224
Building Products — 1.1%
GUSAP III LP, Senior Notes	7.250%	4/16/44	840,000	925,180 (a)(b)
Commercial Services & Supplies — 2.9%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	320,000	332,425 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	590,000	636,628 (b)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	280,000	293,399 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	210,000	214,184 (a)
RB Global Holdings Inc., Senior Secured Notes	6.750%	3/15/28	330,000	333,357 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	610,000	632,738 (a)(b)
Total Commercial Services & Supplies				2,442,731
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 0.8%
Tutor Perini Corp., Senior Notes	6.625%	7/15/33	640,000	$642,908 (a)
Ground Transportation — 0.3%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	214,000	211,744 (a)
Machinery — 1.8%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	1,500,000 EUR	1,543,339 (b)(c)
Passenger Airlines — 0.1%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	112,500	112,339 (a)(b)
Trading Companies & Distributors — 3.3%
ADI Escrow Issuer LLC, Senior Notes	7.125%	7/15/34	140,000	143,072 (a)
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	710,000	620,474 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	170,000	174,076 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	430,000	433,634 (a)(b)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	660,000	631,209 (a)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	250,000	250,563 (a)
Sumisho Air Lease Corp., Senior Notes	5.100%	3/1/29	500,000	501,220 (b)
Total Trading Companies & Distributors				2,754,248

Total Industrials				9,496,713
Information Technology — 4.1%
IT Services — 2.2%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	320,000	312,488 (a)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	250,000	265,886 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	630,000	617,674 (a)(b)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	680,000	614,682 (a)
Total IT Services				1,810,730
Semiconductors & Semiconductor Equipment — 0.8%
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	680,000	676,013 (a)(b)
Software — 1.0%
Cloud Software Group LLC, Senior Secured Notes	8.250%	6/30/32	340,000	321,906 (a)(b)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	190,000	183,688 (a)
Oracle Corp., Senior Notes	6.900%	11/9/52	50,000	45,137
Oracle Corp., Senior Notes	6.000%	8/3/55	380,000	305,011
Total Software				855,742
Technology Hardware, Storage & Peripherals — 0.1%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	120,000	119,949 (a)

Total Information Technology				3,462,434
Materials — 9.5%
Chemicals — 2.3%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	480,000	452,284 (a)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	200,000	177,852 (a)
OCP SA, Senior Notes	6.750%	5/2/34	1,220,000	1,252,372 (a)
Total Chemicals				1,882,508
Metals & Mining — 6.4%
Antofagasta PLC, Senior Notes	5.625%	9/9/35	700,000	698,600 (a)(b)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	150,000	163,307 (b)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,980,000	2,059,810 (a)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	$55,818 (b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,280,000	1,172,212 (b)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	200,000	195,741
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	815,437
WS Escrow LLC, Senior Secured Notes	7.750%	6/1/33	190,000	196,700 (a)
Total Metals & Mining				5,357,625
Paper & Forest Products — 0.8%
Suzano Austria GmbH, Senior Notes	4.000%	1/15/31	750,000	701,908 (b)

Total Materials				7,942,041
Real Estate — 3.4%
Diversified REITs — 1.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	140,000	135,916
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	117,576
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	120,000	96,252
Trust 2401, Senior Notes	4.869%	1/15/30	400,000	384,192 (a)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	160,000	163,561 (a)
Total Diversified REITs				897,497
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	80,000	73,222
Real Estate Management & Development — 1.2%
Blackstone Property Partners Europe Holdings Sarl, Senior Notes	1.625%	4/20/30	500,000 EUR	532,021 (b)(c)
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	277,309	31,126 (c)(j)
P3 Group Sarl, Senior Notes	4.625%	2/13/30	400,000 EUR	472,836 (c)
Total Real Estate Management & Development				1,035,983
Specialized REITs — 1.0%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	160,000	153,888 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	540,000	544,484 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	140,000	140,024 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	60,000	55,792 (a)
Total Specialized REITs				894,188

Total Real Estate				2,900,890
Utilities — 3.6%
Electric Utilities — 3.3%
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,000,000	895,859 (a)(b)
Electricite de France SA, Senior Notes	1.000%	11/29/33	900,000 EUR	850,479 (b)(c)
ENEL Finance International NV, Senior Notes	2.875%	4/11/29	600,000 GBP	763,753 (b)(c)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	200,000	215,540 (b)
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	50,000	49,264 (a)
Total Electric Utilities				2,774,895
Independent Power and Renewable Electricity Producers — 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	292,050	287,013 (a)(b)

Total Utilities				3,061,908
Total Corporate Bonds & Notes (Cost — $97,243,151)				100,418,528
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 8.5%
Angola — 0.8%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	700,000	$716,364 (a)
Argentina — 0.3%

Provincia de Cordoba, Senior Notes	6.990%	6/1/27	240,000	241,812 (a)
Ivory Coast — 0.2%

Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	200,000	187,774 (a)
Jordan — 0.3%

Jordan Government International Bond, Senior Notes	7.750%	1/15/28	250,000	256,929 (a)
Mexico — 2.1%

Mexico Government International Bond, Senior Notes	4.350%	1/15/47	2,450,000	1,729,700 (b)
Philippines — 0.4%

Philippine Government International Bond, Senior Notes	3.200%	7/6/46	500,000	328,474
Poland — 2.0%
Bank Gospodarstwa Krajowego, Senior Notes	5.375%	5/22/33	250,000	250,820 (c)
Republic of Poland Government Bond	1.250%	10/25/30	6,180,000 PLN	1,425,176
Total Poland				1,675,996
Qatar — 0.6%

Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000	482,438 (a)
Trinidad and Tobago — 0.8%

Trinidad & Tobago Government International Bond, Senior Notes	6.200%	7/16/38	650,000	636,350 (a)
Uruguay — 1.0%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	30,000,000 UYU	826,856

Total Sovereign Bonds (Cost — $6,842,541)				7,082,693
Senior Loans — 8.2%
Communication Services — 0.9%
Diversified Telecommunication Services — 0.4%
QTS Thunder Managing Issuer LLC, Term Loan (3 mo. Term SOFR + 2.250%)	6.025%	7/22/33	380,000	375,250 (e)(k)(l)
Entertainment — 0.5%
Discovery Global Holdings Inc., Initial Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.231%	6/3/33	411,923	412,739 (e)(k)(l)

Total Communication Services				787,989
Consumer Discretionary — 1.9%
Automobile Components — 0.6%
ABC Technologies Inc., Term Loan B	11.981-11.982%	1/2/40	490,070	476,594 (e)(g)(k)(l)
Diversified Consumer Services — 0.3%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.528%	6/24/30	315,061	234,474 (e)(k)(l)
Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Finance LLC, Term Loan B4 (1 mo. Term SOFR + 1.750%)	5.474%	11/8/30	850,000	852,194 (e)(k)(l)

Total Consumer Discretionary				1,563,262
Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Buckeye Partners LP, 2025 Term Loan B7 (1 mo. Term SOFR + 1.750%)	5.481%	11/22/32	491,306	493,328 (e)(k)(l)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 2.0%
Capital Markets — 0.1%
Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.000%)	7.731%	12/1/31	100,000	$100,528 (e)(k)(l)
Consumer Finance — 0.8%
Blackhawk Network Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.232%	3/12/29	156,820	156,489 (e)(k)(l)
TransUnion LLC, Term Loan B9 (1 mo. Term SOFR + 1.750%)	5.481%	6/24/31	488,809	487,991 (e)(k)(l)
Total Consumer Finance				644,480
Financial Services — 0.9%
Citadel Securities LP, 2026 Term Loan (3 mo. Term SOFR + 2.000%)	5.661%	6/10/33	704,386	704,364 (e)(k)(l)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.731%	7/31/31	39,700	38,948 (e)(k)(l)
Total Financial Services				743,312
Insurance — 0.2%
Acrisure LLC, 2024 Repricing Term Loan B6	—	11/6/30	70,000	64,260 (m)
Asurion LLC, New Term Loan B14 (3 mo. Term SOFR + 3.750%)	7.573%	2/23/33	169,575	159,294 (e)(k)(l)
Total Insurance				223,554

Total Financials				1,711,874
Health Care — 0.6%
Life Sciences Tools & Services — 0.6%
IQVIA Inc., Incremental Dollar Term Loan B5 (3 mo. Term SOFR + 1.750%)	5.482%	1/2/31	487,575	489,859 (e)(k)(l)

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	11/17/26	187,687	52,551 *(g)(n)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	11/17/26	71,506	1,430 *(g)(n)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.659%	9/14/26	29,600	28,121 (e)(g)(j)(k)(l)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.659%	9/14/26	7,341	6,974 (e)(g)(j)(k)(l)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.659%	9/14/26	14,499	13,774 (e)(g)(j)(k)(l)

Total Industrials				102,850
Information Technology — 1.9%
Semiconductors & Semiconductor Equipment — 1.6%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	435,789	464,661 (k)(l)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	517,725	535,845 (k)(l)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	285,000	291,413 (g)(k)(l)
Total Semiconductors & Semiconductor Equipment				1,291,919
Software — 0.3%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.581%	10/8/28	169,115	150,196 (e)(k)(l)
CoreWeave Compute Acquisition Co. IV LLC, Additional Delayed Draw Term Loan	8.140-8.151%	11/15/31	130,000	130,081 (e)(k)(l)(o)
Total Software				280,277

Total Information Technology				1,572,196
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 0.2%
Chemicals — 0.2%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.724%	3/15/29	127,293	$125,171 (e)(k)(l)

Total Senior Loans (Cost — $7,029,743)				6,846,529
Asset-Backed Securities — 7.3%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.479%	4/20/37	310,000	307,006 (a)(e)
AMMC CLO Ltd., 2024-30A D1R (3 mo. Term SOFR + 2.650%)	6.403%	4/15/39	190,000	190,576 (a)(e)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.429%	1/20/37	110,000	110,421 (a)(e)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.829%	1/20/38	190,000	189,801 (a)(e)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.703%	7/15/37	290,000	263,934 (a)(e)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.633%	11/22/34	270,000	271,225 (a)(e)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.979%	1/18/35	270,000	267,409 (a)(e)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	8.479%	4/19/35	110,000	106,208 (a)(e)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.390%	1/25/38	290,000	271,193 (a)(e)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.293%	4/16/34	260,000	255,863 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	9.479%	10/20/34	280,000	278,898 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.129%	1/20/38	460,000	461,368 (a)(e)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.250%	4/17/34	100,000	99,081 (a)(e)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.510%	1/25/38	390,000	386,078 (a)(e)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.879%	7/20/36	200,000	200,739 (a)(e)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.003%	10/15/37	240,000	240,943 (a)(e)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.069%	1/20/38	350,000	326,201 (a)(e)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.419%	1/20/38	150,000	147,513 (a)(e)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.200%	4/17/37	170,000	167,509 (a)(e)
OFSI BSL CLO Ltd., 2024-13A ER (3 mo. Term SOFR + 6.780%)	10.509%	7/20/39	150,000	142,861 (a)(e)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.579%	7/19/37	150,000	150,646 (a)(e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.679%	7/20/37	100,000	99,375 (a)(e)
Palmer Square Loan Funding Ltd., 2024-3A CR (3 mo. Term SOFR + 1.850%)	5.500%	8/8/32	190,000	190,000 (a)(e)
Park Blue CLO Ltd., 2026-11A D1 (3 mo. Term SOFR + 2.800%)	6.449%	7/20/39	250,000	250,796 (a)(e)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.729%	4/20/38	340,000	338,788 (a)(e)
Sandstone Peak Ltd., 2024-1A D1R (3 mo. Term SOFR + 3.050%)	6.860%	4/25/37	190,000	191,451 (a)(e)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	9.525%	10/24/37	210,000	211,546 (a)(e)

Total Asset-Backed Securities (Cost — $6,205,085)				6,117,429
Collateralized Mortgage Obligations(p) — 3.8%
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	1,370	1,343 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.016%	2/25/42	225,000	226,919 (a)(e)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(p) — continued
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M2 (30 Day Average SOFR + 1.650%)	5.266%	12/25/41	364,403	$365,154 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	6.316%	7/25/43	790,000	809,504 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	5.416%	2/25/44	730,000	736,433 (a)(e)
JPMorgan Mortgage Trust, 2005-A5 1A2	4.566%	8/25/35	21,301	20,742 (e)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.376%	12/15/48	40,230	39,547 (e)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	610,000	571,583
UBS Commercial Mortgage Trust, 2018-C15 C	5.135%	12/15/51	405,000	382,500 (e)

Total Collateralized Mortgage Obligations (Cost — $2,995,856)				3,153,725
			Shares
Common Stocks — 0.2%
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco			950	18,506 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			57	1 *(q)
Spirit Aviation Holdings Inc.			9,897	148 *

Total Industrials				149
Information Technology — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
VCI Asset Holdings 2 LLC			141,919	140,500 *(f)(g)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Country Garden Holdings Co. Ltd.			2,250	49 *(f)

Total Common Stocks (Cost — $281,032)				159,204
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Country Garden Holdings Co. Ltd., Senior Notes (Cost — $84,075)	0.000%	12/31/31	563,247	37,597 (c)
			Shares
Preferred Stocks — 0.0%††
Financials — 0.0%††
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.712%		346	8,674 (e)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.737%		637	14,498 (e)

Total Preferred Stocks (Cost — $23,134)				23,172
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $85,603)		3/12/30	7,032	$105 *(a)(f)(q)
Total Investments before Short-Term Investments (Cost — $120,790,220)				123,838,982
	Rate		Shares
Short-Term Investments — 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $668,991)	3.606%		668,991	668,991 (r)(s)
Total Investments — 148.6% (Cost — $121,459,211)				124,507,973
Liabilities in Excess of Other Assets — (48.6)%				(40,704,264)
Total Net Assets — 100.0%				$83,803,709

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of July 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)	The coupon payment on this security is currently in default as of July 31, 2026.
(o)
All or a portion of this loan is unfunded as of July 31, 2026. The interest rate for fully unfunded term loans is to be determined. At July 31, 2026, the total principal amount and market value of unfunded commitments totaled $73,639 and $73,685, respectively.

(p)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Restricted security (Note 3).
(r)	Rate shown is one-day yield as of the end of the reporting period.
(s)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $668,991 and the cost was $668,991 (Note 2).

See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset Global Corporate Opportunity Fund Inc.
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
PLN	—	Polish Zloty
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At July 31, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.160%	6/10/2026	9/9/2026	$4,727,028	Corporate Bonds & Notes	$4,884,047
				$4,727,028		$4,884,047

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At July 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	14,226,707	USD	16,310,463	BNP Paribas SA	10/16/26	$145,258
CAD	2,940,570	USD	2,077,050	Citibank N.A.	10/16/26	27,814
EUR	16,250	USD	18,581	Citibank N.A.	10/16/26	215
GBP	10,800	USD	14,373	Citibank N.A.	10/16/26	183
GBP	41,476	USD	55,558	Citibank N.A.	10/16/26	341
GBP	783,872	USD	1,046,767	Citibank N.A.	10/16/26	9,698
EUR	31,027	USD	35,658	Goldman Sachs Group Inc.	10/16/26	231
Net unrealized appreciation on open forward foreign currency contracts						$183,740

Abbreviation(s) used in this table:
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Global Corporate Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$24,967,888	$0 *	$24,967,888
Other Corporate Bonds & Notes	—	75,450,640	—	75,450,640
Sovereign Bonds	—	7,082,693	—	7,082,693
Senior Loans:
Consumer Discretionary	—	1,086,668	476,594	1,563,262
Industrials	—	—	102,850	102,850
Information Technology	—	1,280,783	291,413	1,572,196
Other Senior Loans	—	3,608,221	—	3,608,221
Asset-Backed Securities	—	6,117,429	—	6,117,429
Collateralized Mortgage Obligations	—	3,153,725	—	3,153,725
Common Stocks:
Industrials	$148	1	—	149
Information Technology	—	—	140,500	140,500
Other Common Stocks	—	18,555	—	18,555
Convertible Bonds & Notes	—	37,597	—	37,597
Preferred Stocks	23,172	—	—	23,172
Warrants	—	105	—	105
Total Long-Term Investments	23,320	122,804,305	1,011,357	123,838,982
Short-Term Investments†	668,991	—	—	668,991
Total Investments	$692,311	$122,804,305	$1,011,357	$124,507,973
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$183,740	—	$183,740
Total	$692,311	$122,988,045	$1,011,357	$124,691,713

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	$0 *	—	—	—	—
Health Care	0 *	—	$1,011	—	—
Senior Loans:
Consumer Discretionary	442,750	$2,213	—	$1,561	$492,255
Financials	491,873	—	—	(614)	—
Industrials	—	142,744	(29,532)	(163,963)	269,731
Information Technology	—	139	143	9,131	297,000
Common Stocks:
Information Technology	—	—	—	(1,419)	141,919
Total	$934,623	$145,096	$(28,378)	$(155,304)	$1,200,905

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2026[1]
Corporate Bonds & Notes:
Financials	—	—	—	$0 *	—
Health Care	$(1,011)	—	—	—	—
Senior Loans:
Consumer Discretionary	(462,185)	—	—	476,594	$1,372
Financials	(491,259)	—	—	—	—
Industrials	(116,130)	—	—	102,850	(163,963)
Information Technology	(15,000)	—	—	291,413	9,131
Common Stocks:
Information Technology	—	—	—	140,500	(1,419)
Total	$(1,085,585)	—	—	$1,011,357	$(154,879)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,064,667	$28,157,656	28,157,656	$28,553,332	28,553,332

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$38,966	—	$668,991
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 7/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	57	3/25	$694	$1	$0.02	0.00%(a)
Spirit Airlines LLC, Warrants	7,032	3/25	85,603	105 (b)	0.01	0.00 (a)
Total			$86,297	$106		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Global Corporate Opportunity Fund Inc. 2026 Quarterly Report